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                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                   November, 2008
Payment Date                                                                                                            12/15/2008
Transaction Month                                                                                                                8

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                            WEIGHTED AVG REMAINING
                                                              DOLLAR AMOUNT         # OF RECEIVABLES                TERM AT CUTOFF
Initial Pool Balance                                      $1,739,998,149.52                   94,331                   52.1 months
Original Securities:                                          DOLLAR AMOUNT       NOTE INTEREST RATE  FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                            $390,000,000.00                 2.76579%                  May 15, 2009
 Class A-2 Notes                                            $497,900,000.00  one-month LIBOR + 1.20%             December 15, 2010
 Class A-3a Notes                                           $359,200,000.00                   4.280%                  May 15, 2012
 Class A-3b Notes                                            $80,000,000.00  one-month LIBOR + 1.62%                  May 15, 2012
 Class A-4a Notes                                           $120,700,000.00                   4.950%                March 15, 2013
 Class A-4b Notes                                            $50,000,000.00  one-month LIBOR + 2.00%                March 15, 2013
 Class B Notes                                               $47,300,000.00                   5.880%                 July 15, 2013
 Class C Notes                                               $31,500,000.00                   6.650%             December 15, 2013
 Class D Notes                                               $31,500,000.00                   8.100%              October 15, 2014
                                                             --------------
     Total                                                $1,608,100,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                                $5,035,489.20

PRINCIPAL:
 Principal Collections                                                                                              $30,362,051.64
 Prepayments in Full                                                                                                 $6,657,024.62
 Liquidation Proceeds                                                                                                $1,193,618.43
 Recoveries                                                                                                             $16,943.85
                                                                                                                        ----------
   SUB TOTAL                                                                                                        $38,229,638.54
                                                                                                                    --------------
COLLECTIONS                                                                                                         $43,265,127.74

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                                 $186,468.07
 Purchase Amounts Related to Interest                                                                                    $1,100.76
                                                                                                                         ---------
   SUB TOTAL                                                                                                           $187,568.83

Clean-up Call                                                                                                                $0.00

Reserve Account Draw Amount                                                                                                  $0.00
Net Swap Receipt - Class A-2                                                                                                 $0.00
Net Swap Receipt - Class A-3b                                                                                                $0.00
Net Swap Receipt - Class A-4b                                                                                                $0.00

AVAILABLE FUNDS                                                                                                     $43,452,696.57

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November, 2008
Payment Date                                                                                                       12/15/2008
Transaction Month                                                                                                           8


III. DISTRIBUTIONS                                                                               CARRYOVER         REMAINING
AVAILABLE FUNDS

                                                CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Owner Trustee Fees and Expenses                             $0.00            $0.00       $0.00       $0.00    $43,452,696.57
Indenture Trustee Fees and                                  $0.00            $0.00       $0.00       $0.00    $43,452,696.57
Servicing Fee                                       $1,146,540.26    $1,146,540.26       $0.00       $0.00    $42,306,156.31
Net Swap Payment - Class A-2                          $494,718.98      $494,718.98       $0.00       $0.00    $41,811,437.33
Net Swap Payment - Class A-3b                          $96,022.22       $96,022.22       $0.00       $0.00    $41,715,415.11
Net Swap Payment - Class A-4b                          $74,402.78       $74,402.78       $0.00       $0.00    $41,641,012.33
Swap Termination Payment                                    $0.00            $0.00       $0.00       $0.00    $41,641,012.33
Interest - Class A-1 Notes                             $62,554.48       $62,554.48       $0.00       $0.00    $41,578,457.85
Interest - Class A-2 Notes                          $1,015,577.69    $1,015,577.69       $0.00       $0.00    $40,562,880.16
Interest - Class A-3a Notes                         $1,281,146.67    $1,281,146.67       $0.00       $0.00    $39,281,733.49
Interest - Class A-3b Notes                           $189,311.11      $189,311.11       $0.00       $0.00    $39,092,422.38
Interest - Class A-4a Notes                           $497,887.50      $497,887.50       $0.00       $0.00    $38,594,534.88
Interest - Class A-4b Notes                           $133,097.22      $133,097.22       $0.00       $0.00    $38,461,437.66
First Priority Principal Payment                            $0.00            $0.00       $0.00       $0.00    $38,461,437.66
Interest - Class B Notes                              $231,770.00      $231,770.00       $0.00       $0.00    $38,229,667.66
Second Priority Principal Payment                           $0.00            $0.00       $0.00       $0.00    $38,229,667.66
Interest - Class C Notes                              $174,562.50      $174,562.50       $0.00       $0.00    $38,055,105.16
Third Priority Principal Payment                            $0.00            $0.00       $0.00       $0.00    $38,055,105.16
Interest - Class D Notes                              $212,625.00      $212,625.00       $0.00       $0.00    $37,842,480.16
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00    $37,842,480.16
Regular Principal Payment                          $35,410,079.37   $35,410,079.37       $0.00       $0.00     $2,432,400.79
Subordinated Swap Termination                               $0.00            $0.00       $0.00       $0.00     $2,432,400.79
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00     $2,432,400.79
Residual Released to Depositor                              $0.00    $2,432,400.79       $0.00       $0.00             $0.00
                                                                     -------------
TOTAL                                                               $43,452,696.57

                                                            PRINCIPAL PAYMENT:
                                                                   First Priority Principal Payment                    $0.00
                                                                   Second Priority Principal Payment                   $0.00
                                                                   Third Priority Principal Payment                    $0.00
                                                                   Regular Principal Payment                  $35,410,079.37
                                                                                                              --------------
                                                                   TOTAL                                      $35,410,079.37

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                                 ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                               ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                                BALANCE                          BALANCE
Class A-1 Notes          $29,079,282.13          $74.56      $62,554.48            $0.16   $29,141,836.61             $74.72
Class A-2 Notes           $6,330,797.24          $12.71   $1,015,577.69            $2.04    $7,346,374.93             $14.75
Class A-3a Notes                  $0.00           $0.00   $1,281,146.67            $3.57    $1,281,146.67              $3.57
Class A-3b Notes                  $0.00           $0.00     $189,311.11            $2.37      $189,311.11              $2.37
Class A-4a Notes                  $0.00           $0.00     $497,887.50            $4.13      $497,887.50              $4.13
Class A-4b Notes                  $0.00           $0.00     $133,097.22            $2.66      $133,097.22              $2.66
Class B Notes                     $0.00           $0.00     $231,770.00            $4.90      $231,770.00              $4.90
Class C Notes                     $0.00           $0.00     $174,562.50            $5.54      $174,562.50              $5.54
Class D Notes                     $0.00           $0.00     $212,625.00            $6.75      $212,625.00              $6.75
                                  -----                     -----------                       -----------
TOTAL                    $35,410,079.37                   $3,798,532.17                    $39,208,611.54

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                    November, 2008
Payment Date                                                                                                             12/15/2008
Transaction Month                                                                                                                 8

V. NOTE BALANCE AND POOL INFORMATION

                                                        BEGINNING OF PERIOD                          END OF PERIOD
                                                            BALANCE           NOTE FACTOR             BALANCE           NOTE FACTOR
Class A-1 Notes                                      $29,079,282.13             0.0745623               $0.00             0.0000000
Class A-2 Notes                                     $497,900,000.00             1.0000000     $491,569,202.76             0.9872850
Class A-3a Notes                                    $359,200,000.00             1.0000000     $359,200,000.00             1.0000000
Class A-3b Notes                                     $80,000,000.00             1.0000000      $80,000,000.00             1.0000000
Class A-4a Notes                                    $120,700,000.00             1.0000000     $120,700,000.00             1.0000000
Class A-4b Notes                                     $50,000,000.00             1.0000000      $50,000,000.00             1.0000000
Class B Notes                                        $47,300,000.00             1.0000000      $47,300,000.00             1.0000000
Class C Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
Class D Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,247,179,282.13             0.7755608   $1,211,769,202.76             0.7535410

POOL INFORMATION
 Weighted Average APR                                                              4.804%                                    4.802%
 Weighted Average Remaining Term                                                    47.23                                     46.50
 Number of Receivables Outstanding                                                 79,860                                    78,491
 Pool Balance                                                           $1,375,848,307.04                         $1,335,987,937.34
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,251,237,995.71                         $1,216,429,091.38
 Pool Factor                                                                    0.7907183                                 0.7678100

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                             $8,699,990.75
Targeted Credit Enhancement Amount                                                                                   $13,359,879.37
Yield Supplement Overcollateralization Amount                                                                       $119,558,845.96
Targeted Overcollateralization Amount                                                                               $124,218,734.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)                                           $124,218,734.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $8,699,990.75
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                        $8,699,990.75
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve Balance                                                                                             $8,699,990.75

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                         November, 2008
Payment Date                                                                                                  12/15/2008
Transaction Month                                                                                                      8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     261      $1,461,206.94
(Recoveries)                                                                                       43         $16,943.85
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,444,263.09
Cumulative Net Losses Last Collection                                                                      $4,507,539.82
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $5,951,802.91

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 1.26%

DELINQUENT RECEIVABLES:

                                                                % OF EOP POOL       # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                   1.40%                    949      $18,723,268.69
61-90 Days Delinquent                                                   0.21%                    127       $2,827,561.71
91-120 Days Delinquent                                                  0.04%                     30         $585,572.17
Over 120 Days Delinquent                                                0.02%                     16         $321,727.22
                                                                        -----                     --         -----------

TOTAL DELINQUENT RECEIVABLES                                            1.68%                  1,122      $22,458,129.79

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       97       $2,497,331.75
Total Repossesed Inventory                                                                       156       $3,934,456.14

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.6627%
Preceding Collection Period                                                                                      1.3423%
Current Collection Period                                                                                        1.2782%
Three Month Average                                                                                              1.0944%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.1972%
Preceding Collection Period                                                                                      0.1803%
Current Collection Period                                                                                        0.2204%
Three Month Average                                                                                              0.1993%